Other non-current liabilities	18 Months Ended
Oct. 31, 2018
Other non-current liabilities [Abstract]
Other non-current liabilities
28 Other non-current liabilities

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Accruals		58,011		4,191
		58,011		4,191

Accruals includes employee benefit liability ($31.0m) that relates to legal severance payment obligations to employees leaving the Group in certain countries, a deferred gain on real estate ($14.0m) relating to free-rent incentives or tenant improvement allowances given by landlords and an IT contractual liability ($11.3m).